Schedule of Concentration Risk Percent (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Revenues	$ 1,810,341	$ 1,953,104	$ 6,265,261	$ 7,870,286	$ 10,648,175	$ 14,600,560
Vendor A [Member]
Product Information [Line Items]
Cost of goods	1,696,683	523,970	5,418,472	4,317,141	5,549,968	13,370,709
Accounts payable	1,795,676		1,795,676		2,384,035
Vendor B [Member]
Product Information [Line Items]
Cost of goods				79,091	79,608	$ 2,290,571
Accounts payable	4,564,380		4,564,380		5,135,351
Vendor C [Member]
Product Information [Line Items]
Cost of goods	$ 3,269	$ 557,569	$ 428,109	$ 1,685,360	$ 2,626,103
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentrationr risk, percentage	99.00%	48.00%	93.00%	71.00%	67.00%	78.00%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentrationr risk, percentage				1.00%	1.00%	13.00%
Cost of Goods and Service, Product and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Concentrationr risk, percentage	1.00%	52.00%	7.00%	28.00%	32.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor A [Member]
Product Information [Line Items]
Concentrationr risk, percentage			28.00%	17.00%	32.00%	10.00%
Accounts payable	$ 1,795,676	$ 1,330,458	$ 1,795,676	$ 1,330,458	$ 2,384,085	$ 986,079
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor B [Member]
Product Information [Line Items]
Concentrationr risk, percentage			72.00%	83.00%	68.00%	75.00%
Accounts payable	4,564,380	6,399,960	$ 4,564,380	$ 6,399,960	$ 5,135,351	$ 7,545,740
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Vendor C [Member]
Product Information [Line Items]
Accounts payable
Customer B [Member]
Product Information [Line Items]
Revenues	1,666,917	510,034	4,901,355	4,229,247	5,338,728	11,620,129
Accounts receivable	$ 3,411,067	$ 2,997,351	$ 3,411,067	$ 2,997,351	$ 4,665,735	$ 2,918,850
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentrationr risk, percentage	92.00%	26.00%	78.00%	54.00%	50.00%	80.00%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentrationr risk, percentage			96.00%	100.00%	100.00%	100.00%
Customer A [Member]
Product Information [Line Items]
Revenues	$ 30,663	$ 1,443,070	$ 1,250,979	$ 3,641,039	$ 5,259,447	$ 2,980,431
Accounts receivable
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentrationr risk, percentage	2.00%	74.00%	20.00%	46.00%	49.00%	20.00%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentrationr risk, percentage